Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Changes in warranty liabilities
Changes in the company’s warranty liability for standard warranties, which are included in other accrued expenses and liabilities and other liabilities in the Consolidated Balance Sheet, and for extended warranty contracts, which are included in deferred income in the Consolidated Balance Sheet, are presented in the following tables.
Standard Warranty Liability

($ in millions)
	2023	2022
Balance at January 1	$79	$77
Current period accruals	84	84
Accrual adjustments to reflect experience	(14)	(2)
Charges incurred	(83)	(81)
Balance at December 31	$65	$79
Extended Warranty Liability (Deferred Income)

($ in millions)
	2023	2022
Balance at January 1	$272	$350
Revenue deferred for new extended warranty contracts	70	100
Amortization of deferred revenue	(158)	(163)
Other (1)	0	(15)
Balance at December 31	$184	$272
Current portion	$110	$137
Noncurrent portion	$74	$135
(1)    Other consists primarily of foreign currency translation adjustments.